Accounts Payable and Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Components of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable, accrued payroll and related expenses	$ 269		$ 32
Client deposits	50		48
Interest expense on loan credit agreement	21
Other accrued liabilities	23		11
[us-gaap:AccountsPayableAndAccruedLiabilitiesCurrent]	$ 363	$ 352	$ 91